Fair Value Measurement - Schedule of Fair Value and Fair Value Hierarchy of Tax Receivable Liability Carried at Amortized Cost (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	€ 302,400	€ 344,590
Fair Value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	370,080	382,619
Carrying Value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	€ 356,764	€ 359,890